Prepaid expenses (Tables)	6 Months Ended
Jun. 30, 2012
Prepaid Expenses Disclosure [Abstract]
Schedule of prepaid expenses

	June 30,	December 31,
	2012	2011
	$	$

Prepaid operations and maintenance fees (i)	4,443,174	5,280,000
Prepaid transmission fees (ii)	1,907,352	-
Other	721,193	1,968,572
	7,071,719	7,248,572

Less: Current	(3,824,367)	(4,388,572)
	3,247,352	2,860,000